Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards beginning expiration year	2025
Foreign capital loss carryforwards	$ 15,400
Reduction in foreign tax credit carryforwards	1,500
Total Valuation Allowances	68,043	$ 85,719
Unrecognized tax benefits that would impact effective tax rate, if recognized	3,900	15,000	$ 7,500
Accrued interest and penalties related to unrecognized tax benefits	3,800	$ 5,200	$ 5,200
Foreign Tax Credits
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards	27,700
Reduction in valuation allowance	12,000
State
Income Tax [Line Items]
Net operating loss carryforwards	$ 67,400
Net operating loss carryforwards beginning expiration year	2016
Foreign Net Operating Loss Carryforwards
Income Tax [Line Items]
Net operating loss carryforwards	$ 154,700
Net operating loss carryforwards beginning expiration year	2016
Net operating loss carryforwards subject to expiration	$ 26,400
Net operating loss carryforwards indefinite carry forward period	$ 128,300